Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Index 500 Portfolio
September 30, 2023
VIPIDX-NPRT3-1123
1.808790.119
Common Stocks - 99.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.8%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	2,389,968	35,897,319
Verizon Communications, Inc.	1,405,444	45,550,440
		81,447,759
Entertainment - 1.3%
Activision Blizzard, Inc.	239,166	22,393,113
Electronic Arts, Inc.	82,417	9,923,007
Live Nation Entertainment, Inc. (a)	47,398	3,935,930
Netflix, Inc. (a)	148,148	55,940,685
Take-Two Interactive Software, Inc. (a)	52,802	7,412,873
The Walt Disney Co. (a)	611,710	49,579,096
Warner Bros Discovery, Inc. (a)	741,502	8,052,712
		157,237,416
Interactive Media & Services - 5.8%
Alphabet, Inc.:
Class A (a)	1,983,449	259,554,136
Class C (a)	1,687,209	222,458,507
Match Group, Inc. (a)	92,967	3,641,982
Meta Platforms, Inc. Class A (a)	743,027	223,064,136
		708,718,761
Media - 0.8%
Charter Communications, Inc. Class A (a)	34,025	14,964,876
Comcast Corp. Class A	1,375,908	61,007,761
Fox Corp.:
Class A	84,809	2,646,041
Class B	44,104	1,273,724
Interpublic Group of Companies, Inc. (b)	128,687	3,688,169
News Corp.:
Class A	127,354	2,554,721
Class B	38,616	805,916
Omnicom Group, Inc. (b)	66,050	4,919,404
Paramount Global Class B (b)	161,208	2,079,583
		93,940,195
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	173,052	24,235,933
TOTAL COMMUNICATION SERVICES		1,065,580,064
CONSUMER DISCRETIONARY - 10.6%
Automobile Components - 0.1%
Aptiv PLC (a)	94,550	9,321,685
BorgWarner, Inc. (b)	78,583	3,172,396
		12,494,081
Automobiles - 2.2%
Ford Motor Co.	1,314,290	16,323,482
General Motors Co.	459,976	15,165,409
Tesla, Inc. (a)	923,150	230,990,593
		262,479,484
Broadline Retail - 3.3%
Amazon.com, Inc. (a)	3,035,390	385,858,777
eBay, Inc.	177,904	7,843,787
Etsy, Inc. (a)	41,125	2,655,853
		396,358,417
Distributors - 0.1%
Genuine Parts Co. (b)	46,950	6,778,641
LKQ Corp.	89,446	4,428,471
Pool Corp.	13,055	4,648,886
		15,855,998
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. Class A (a)	142,535	19,557,227
Booking Holdings, Inc. (a)	11,932	36,797,691
Caesars Entertainment, Inc. (a)	71,973	3,335,949
Carnival Corp. (a)(b)	336,762	4,620,375
Chipotle Mexican Grill, Inc. (a)	9,223	16,894,968
Darden Restaurants, Inc. (b)	40,409	5,787,377
Domino's Pizza, Inc.	11,732	4,443,964
Expedia, Inc. (a)	46,081	4,749,569
Hilton Worldwide Holdings, Inc.	87,426	13,129,637
Las Vegas Sands Corp. (b)	109,891	5,037,403
Marriott International, Inc. Class A	83,751	16,462,097
McDonald's Corp.	243,631	64,182,151
MGM Resorts International	93,844	3,449,705
Norwegian Cruise Line Holdings Ltd. (a)(b)	142,223	2,343,835
Royal Caribbean Cruises Ltd. (a)	78,789	7,259,618
Starbucks Corp.	382,916	34,948,743
Wynn Resorts Ltd.	32,376	2,991,866
Yum! Brands, Inc.	93,677	11,704,004
		257,696,179
Household Durables - 0.3%
D.R. Horton, Inc.	101,786	10,938,941
Garmin Ltd.	51,203	5,386,556
Lennar Corp. Class A	84,421	9,474,569
Mohawk Industries, Inc. (a)	17,670	1,516,263
NVR, Inc. (a)	1,091	6,505,960
PulteGroup, Inc.	73,362	5,432,456
Whirlpool Corp.	18,326	2,450,186
		41,704,931
Leisure Products - 0.0%
Hasbro, Inc.	43,599	2,883,638
Specialty Retail - 2.1%
AutoZone, Inc. (a)	6,070	15,417,739
Bath & Body Works, Inc.	76,527	2,586,613
Best Buy Co., Inc.	64,925	4,510,340
CarMax, Inc. (a)	52,891	3,740,980
Lowe's Companies, Inc.	195,898	40,715,440
O'Reilly Automotive, Inc. (a)	20,193	18,352,610
Ross Stores, Inc.	113,884	12,863,198
The Home Depot, Inc.	336,105	101,557,487
TJX Companies, Inc.	384,199	34,147,607
Tractor Supply Co. (b)	36,375	7,385,944
Ulta Beauty, Inc. (a)	16,649	6,650,443
		247,928,401
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	409,552	39,161,362
Ralph Lauren Corp. (b)	13,502	1,567,447
Tapestry, Inc.	77,492	2,227,895
VF Corp. (b)	110,501	1,952,553
		44,909,257
TOTAL CONSUMER DISCRETIONARY		1,282,310,386
CONSUMER STAPLES - 6.5%
Beverages - 1.6%
Brown-Forman Corp. Class B (non-vtg.)	61,167	3,528,724
Constellation Brands, Inc. Class A (sub. vtg.)	53,926	13,553,222
Keurig Dr. Pepper, Inc.	336,323	10,617,717
Molson Coors Beverage Co. Class B	62,051	3,945,823
Monster Beverage Corp.	248,637	13,165,329
PepsiCo, Inc.	460,202	77,976,627
The Coca-Cola Co.	1,301,097	72,835,410
		195,622,852
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp.	148,148	83,697,694
Dollar General Corp.	73,327	7,757,997
Dollar Tree, Inc. (a)	69,993	7,450,755
Kroger Co.	220,752	9,878,652
Sysco Corp.	168,863	11,153,401
Target Corp.	154,303	17,061,283
Walgreens Boots Alliance, Inc. (b)	239,534	5,327,236
Walmart, Inc.	477,125	76,306,601
		218,633,619
Food Products - 1.0%
Archer Daniels Midland Co.	179,223	13,516,999
Bunge Ltd.	50,361	5,451,578
Campbell Soup Co. (b)	65,772	2,701,914
Conagra Brands, Inc.	159,755	4,380,482
General Mills, Inc.	195,631	12,518,428
Hormel Foods Corp.	96,790	3,680,924
Kellanova	88,126	5,244,378
Lamb Weston Holdings, Inc.	48,741	4,506,593
McCormick & Co., Inc. (non-vtg.)	83,945	6,349,600
Mondelez International, Inc.	454,799	31,563,051
The Hershey Co.	50,097	10,023,408
The J.M. Smucker Co.	34,136	4,195,656
The Kraft Heinz Co.	266,909	8,978,819
Tyson Foods, Inc. Class A	95,462	4,819,876
		117,931,706
Household Products - 1.3%
Church & Dwight Co., Inc.	82,255	7,537,026
Colgate-Palmolive Co.	276,370	19,652,671
Kimberly-Clark Corp.	113,058	13,663,059
Procter & Gamble Co.	788,066	114,947,307
The Clorox Co.	41,396	5,425,360
		161,225,423
Personal Care Products - 0.2%
Estee Lauder Companies, Inc. Class A	77,516	11,204,938
Kenvue, Inc.	576,148	11,569,052
		22,773,990
Tobacco - 0.6%
Altria Group, Inc.	593,266	24,946,835
Philip Morris International, Inc.	518,961	48,045,409
		72,992,244
TOTAL CONSUMER STAPLES		789,179,834
ENERGY - 4.7%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	337,535	11,921,736
Halliburton Co.	300,391	12,165,836
Schlumberger Ltd.	475,114	27,699,146
		51,786,718
Oil, Gas & Consumable Fuels - 4.3%
APA Corp.	102,721	4,221,833
Chevron Corp.	593,149	100,016,784
ConocoPhillips Co.	400,331	47,959,654
Coterra Energy, Inc.	253,223	6,849,682
Devon Energy Corp. (b)	214,191	10,216,911
Diamondback Energy, Inc.	59,780	9,258,726
EOG Resources, Inc.	194,655	24,674,468
EQT Corp.	120,905	4,906,325
Exxon Mobil Corp.	1,338,299	157,357,196
Hess Corp.	92,385	14,134,905
Kinder Morgan, Inc.	648,057	10,744,785
Marathon Oil Corp.	202,486	5,416,501
Marathon Petroleum Corp.	133,671	20,229,769
Occidental Petroleum Corp.	221,817	14,391,487
ONEOK, Inc.	194,725	12,351,407
Phillips 66 Co.	148,863	17,885,889
Pioneer Natural Resources Co.	77,941	17,891,357
Targa Resources Corp.	74,789	6,410,913
The Williams Companies, Inc.	406,659	13,700,342
Valero Energy Corp.	118,055	16,729,574
		515,348,508
TOTAL ENERGY		567,135,226
FINANCIALS - 12.8%
Banks - 3.0%
Bank of America Corp.	2,311,186	63,280,273
Citigroup, Inc.	643,778	26,478,589
Citizens Financial Group, Inc.	157,892	4,231,506
Comerica, Inc.	44,054	1,830,444
Fifth Third Bancorp	227,627	5,765,792
Huntington Bancshares, Inc.	484,039	5,034,006
JPMorgan Chase & Co.	971,527	140,890,846
KeyCorp	312,885	3,366,643
M&T Bank Corp.	55,460	7,012,917
PNC Financial Services Group, Inc.	133,140	16,345,598
Regions Financial Corp.	313,707	5,395,760
Truist Financial Corp.	445,290	12,739,747
U.S. Bancorp (b)	520,506	17,207,928
Wells Fargo & Co.	1,223,160	49,978,318
Zions Bancorp NA	49,526	1,727,962
		361,286,329
Capital Markets - 2.8%
Ameriprise Financial, Inc.	34,309	11,310,991
Bank of New York Mellon Corp.	260,353	11,104,055
BlackRock, Inc. Class A	46,918	30,332,018
Blackstone, Inc.	237,275	25,421,644
Cboe Global Markets, Inc.	35,275	5,510,308
Charles Schwab Corp.	497,111	27,291,394
CME Group, Inc.	120,266	24,079,659
FactSet Research Systems, Inc.	12,753	5,576,377
Franklin Resources, Inc. (b)	95,083	2,337,140
Goldman Sachs Group, Inc.	110,212	35,661,297
Intercontinental Exchange, Inc.	191,338	21,051,007
Invesco Ltd.	149,978	2,177,681
MarketAxess Holdings, Inc.	12,596	2,691,009
Moody's Corp.	52,757	16,680,181
Morgan Stanley	426,532	34,834,868
MSCI, Inc.	26,440	13,565,835
NASDAQ, Inc.	113,333	5,506,850
Northern Trust Corp.	69,203	4,808,224
Raymond James Financial, Inc.	62,836	6,310,619
S&P Global, Inc.	108,784	39,750,761
State Street Corp.	106,524	7,132,847
T. Rowe Price Group, Inc.	74,984	7,863,572
		340,998,337
Consumer Finance - 0.5%
American Express Co.	194,501	29,017,604
Capital One Financial Corp.	127,519	12,375,719
Discover Financial Services	83,560	7,238,803
Synchrony Financial	139,802	4,273,747
		52,905,873
Financial Services - 4.3%
Berkshire Hathaway, Inc. Class B (a)	609,671	213,567,751
Fidelity National Information Services, Inc.	198,066	10,947,108
Fiserv, Inc. (a)	203,799	23,021,135
FleetCor Technologies, Inc. (a)	24,724	6,313,026
Global Payments, Inc.	86,918	10,029,468
Jack Henry & Associates, Inc.	24,363	3,682,224
MasterCard, Inc. Class A	278,149	110,121,971
PayPal Holdings, Inc. (a)	367,083	21,459,672
Visa, Inc. Class A (b)	537,162	123,552,632
		522,694,987
Insurance - 2.2%
AFLAC, Inc.	180,726	13,870,721
Allstate Corp.	87,446	9,742,359
American International Group, Inc.	237,994	14,422,436
Aon PLC	67,820	21,988,600
Arch Capital Group Ltd. (a)	124,682	9,938,402
Arthur J. Gallagher & Co.	72,045	16,421,217
Assurant, Inc.	17,726	2,545,099
Brown & Brown, Inc.	78,696	5,496,129
Chubb Ltd.	137,312	28,585,612
Cincinnati Financial Corp.	52,438	5,363,883
Everest Re Group Ltd.	14,510	5,392,932
Globe Life, Inc.	29,070	3,160,781
Hartford Financial Services Group, Inc.	102,237	7,249,626
Loews Corp.	61,819	3,913,761
Marsh & McLennan Companies, Inc.	165,133	31,424,810
MetLife, Inc.	211,182	13,285,460
Principal Financial Group, Inc. (b)	74,343	5,357,900
Progressive Corp.	195,682	27,258,503
Prudential Financial, Inc.	121,354	11,515,281
The Travelers Companies, Inc.	76,537	12,499,257
W.R. Berkley Corp.	68,013	4,318,145
Willis Towers Watson PLC	35,043	7,322,585
		261,073,499
TOTAL FINANCIALS		1,538,959,025
HEALTH CARE - 13.3%
Biotechnology - 2.1%
AbbVie, Inc.	590,069	87,955,685
Amgen, Inc.	178,822	48,060,201
Biogen, Inc. (a)	48,415	12,443,139
Gilead Sciences, Inc.	416,552	31,216,407
Incyte Corp. (a)	62,179	3,592,081
Moderna, Inc. (a)	110,695	11,433,687
Regeneron Pharmaceuticals, Inc. (a)	35,684	29,366,505
Vertex Pharmaceuticals, Inc. (a)	86,283	30,004,050
		254,071,755
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	580,144	56,186,946
Align Technology, Inc. (a)	23,795	7,265,089
Baxter International, Inc.	169,295	6,389,193
Becton, Dickinson & Co.	96,986	25,073,791
Boston Scientific Corp. (a)	489,501	25,845,653
Dentsply Sirona, Inc.	70,778	2,417,776
DexCom, Inc. (a)	129,669	12,098,118
Edwards Lifesciences Corp. (a)	203,231	14,079,844
GE Healthcare Holding LLC	130,768	8,897,455
Hologic, Inc. (a)	81,886	5,682,888
IDEXX Laboratories, Inc. (a)	27,752	12,135,117
Insulet Corp. (a)	23,342	3,722,816
Intuitive Surgical, Inc. (a)	117,461	34,332,676
Medtronic PLC	445,016	34,871,454
ResMed, Inc.	49,120	7,263,374
STERIS PLC	32,980	7,236,472
Stryker Corp. (b)	112,997	30,878,690
Teleflex, Inc.	15,710	3,085,601
The Cooper Companies, Inc.	16,551	5,263,384
Zimmer Biomet Holdings, Inc.	69,858	7,839,465
		310,565,802
Health Care Providers & Services - 3.0%
Cardinal Health, Inc.	85,115	7,389,684
Cencora, Inc.	55,732	10,030,088
Centene Corp. (a)	181,021	12,468,726
Cigna Group	98,948	28,306,054
CVS Health Corp.	429,385	29,979,661
DaVita HealthCare Partners, Inc. (a)	18,002	1,701,729
Elevance Health, Inc.	78,779	34,301,952
HCA Holdings, Inc.	67,287	16,551,256
Henry Schein, Inc. (a)	43,656	3,241,458
Humana, Inc.	41,423	20,153,118
Laboratory Corp. of America Holdings	29,620	5,955,101
McKesson Corp.	45,099	19,611,300
Molina Healthcare, Inc. (a)	19,490	6,390,576
Quest Diagnostics, Inc.	37,521	4,572,309
UnitedHealth Group, Inc.	309,671	156,133,021
Universal Health Services, Inc. Class B	20,774	2,611,915
		359,397,948
Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	98,747	11,041,890
Bio-Rad Laboratories, Inc. Class A (a)	6,982	2,502,698
Bio-Techne Corp.	52,632	3,582,660
Charles River Laboratories International, Inc. (a)	17,140	3,359,097
Danaher Corp.	219,685	54,503,849
Illumina, Inc. (a)	52,921	7,264,995
IQVIA Holdings, Inc. (a)	61,219	12,044,838
Mettler-Toledo International, Inc. (a)	7,310	8,099,992
Revvity, Inc.	41,499	4,593,939
Thermo Fisher Scientific, Inc.	129,026	65,309,090
Waters Corp. (a)	19,759	5,418,115
West Pharmaceutical Services, Inc.	24,692	9,264,685
		186,985,848
Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	698,404	40,535,368
Catalent, Inc. (a)	60,266	2,743,911
Eli Lilly & Co.	266,580	143,188,115
Johnson & Johnson	805,018	125,381,554
Merck & Co., Inc.	848,314	87,333,926
Organon & Co.	85,438	1,483,204
Pfizer, Inc.	1,887,490	62,608,043
Viatris, Inc.	401,013	3,953,988
Zoetis, Inc. Class A	153,888	26,773,434
		494,001,543
TOTAL HEALTH CARE		1,605,022,896
INDUSTRIALS - 8.3%
Aerospace & Defense - 1.5%
Axon Enterprise, Inc. (a)	23,493	4,674,872
General Dynamics Corp.	75,763	16,741,350
Howmet Aerospace, Inc.	130,914	6,054,773
Huntington Ingalls Industries, Inc.	13,328	2,726,642
L3Harris Technologies, Inc.	63,229	11,009,433
Lockheed Martin Corp.	74,928	30,642,555
Northrop Grumman Corp.	47,546	20,929,274
RTX Corp.	486,590	35,019,882
Textron, Inc.	66,217	5,174,196
The Boeing Co. (a)	189,557	36,334,286
TransDigm Group, Inc. (a)	18,448	15,554,062
		184,861,325
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	38,924	3,352,524
Expeditors International of Washington, Inc.	49,443	5,667,651
FedEx Corp.	77,355	20,492,887
United Parcel Service, Inc. Class B	241,797	37,688,898
		67,201,960
Building Products - 0.4%
A.O. Smith Corp.	41,651	2,754,381
Allegion PLC (b)	29,346	3,057,853
Carrier Global Corp. (b)	280,026	15,457,435
Johnson Controls International PLC	227,436	12,101,870
Masco Corp.	75,195	4,019,173
Trane Technologies PLC	76,355	15,493,193
		52,883,905
Commercial Services & Supplies - 0.5%
Cintas Corp.	28,911	13,906,480
Copart, Inc.	290,494	12,517,386
Republic Services, Inc.	68,738	9,795,852
Rollins, Inc.	93,865	3,503,980
Waste Management, Inc.	123,227	18,784,724
		58,508,422
Construction & Engineering - 0.1%
Quanta Services, Inc. (b)	48,541	9,080,565
Electrical Equipment - 0.6%
AMETEK, Inc.	77,129	11,396,581
Eaton Corp. PLC	133,389	28,449,206
Emerson Electric Co.	191,057	18,450,374
Generac Holdings, Inc. (a)	20,808	2,267,240
Rockwell Automation, Inc.	38,399	10,977,122
		71,540,523
Ground Transportation - 0.8%
CSX Corp.	670,732	20,625,009
J.B. Hunt Transport Services, Inc.	27,294	5,145,465
Norfolk Southern Corp.	75,893	14,945,608
Old Dominion Freight Lines, Inc.	29,954	12,255,380
Union Pacific Corp.	203,746	41,488,798
		94,460,260
Industrial Conglomerates - 0.8%
3M Co.	184,535	17,276,167
General Electric Co.	363,853	40,223,949
Honeywell International, Inc.	221,967	41,006,184
		98,506,300
Machinery - 1.8%
Caterpillar, Inc.	170,545	46,558,785
Cummins, Inc.	47,354	10,818,495
Deere & Co. (b)	91,155	34,400,074
Dover Corp.	46,761	6,523,627
Fortive Corp.	117,684	8,727,445
IDEX Corp.	25,274	5,257,497
Illinois Tool Works, Inc.	91,993	21,186,908
Ingersoll Rand, Inc.	135,194	8,614,562
Nordson Corp.	18,100	4,039,377
Otis Worldwide Corp.	137,650	11,054,672
PACCAR, Inc.	174,778	14,859,626
Parker Hannifin Corp.	42,890	16,706,513
Pentair PLC	55,199	3,574,135
Snap-On, Inc.	17,691	4,512,266
Stanley Black & Decker, Inc. (b)	51,226	4,281,469
Westinghouse Air Brake Tech Co.	59,885	6,363,979
Xylem, Inc.	80,511	7,328,916
		214,808,346
Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)	42,532	1,577,087
American Airlines Group, Inc. (a)	218,424	2,798,011
Delta Air Lines, Inc.	215,100	7,958,700
Southwest Airlines Co.	199,125	5,390,314
United Airlines Holdings, Inc. (a)	109,646	4,638,026
		22,362,138
Professional Services - 0.8%
Automatic Data Processing, Inc.	137,731	33,135,324
Broadridge Financial Solutions, Inc.	39,487	7,070,147
Ceridian HCM Holding, Inc. (a)	52,023	3,529,761
Equifax, Inc.	41,026	7,515,143
Jacobs Solutions, Inc.	42,095	5,745,968
Leidos Holdings, Inc.	45,918	4,231,803
Paychex, Inc.	107,275	12,372,026
Paycom Software, Inc.	16,467	4,269,399
Robert Half, Inc.	35,798	2,623,277
Verisk Analytics, Inc.	48,484	11,453,860
		91,946,708
Trading Companies & Distributors - 0.2%
Fastenal Co.	191,001	10,436,295
United Rentals, Inc.	22,828	10,148,644
W.W. Grainger, Inc.	14,877	10,292,504
		30,877,443
TOTAL INDUSTRIALS		997,037,895
INFORMATION TECHNOLOGY - 27.3%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	83,831	15,419,036
Cisco Systems, Inc.	1,362,324	73,238,538
F5, Inc. (a)	19,826	3,194,762
Juniper Networks, Inc.	107,433	2,985,563
Motorola Solutions, Inc.	55,836	15,200,793
		110,038,692
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. Class A	199,399	16,747,522
CDW Corp.	44,813	9,041,471
Corning, Inc.	256,643	7,819,912
Keysight Technologies, Inc. (a)	59,630	7,889,645
TE Connectivity Ltd.	104,952	12,964,721
Teledyne Technologies, Inc. (a)	15,738	6,430,232
Trimble, Inc. (a)	83,016	4,471,242
Zebra Technologies Corp. Class A (a)	17,163	4,059,564
		69,424,309
IT Services - 1.2%
Accenture PLC Class A	210,880	64,763,357
Akamai Technologies, Inc. (a)	50,815	5,413,830
Cognizant Technology Solutions Corp. Class A	168,839	11,437,154
DXC Technology Co. (a)	68,591	1,428,751
EPAM Systems, Inc. (a)	19,377	4,954,505
Gartner, Inc. (a)	26,352	9,054,811
IBM Corp.	304,557	42,729,347
VeriSign, Inc. (a)	29,996	6,075,090
		145,856,845
Semiconductors & Semiconductor Equipment - 7.4%
Advanced Micro Devices, Inc. (a)	540,132	55,536,372
Analog Devices, Inc.	167,628	29,349,987
Applied Materials, Inc.	280,734	38,867,622
Broadcom, Inc.	137,964	114,590,139
Enphase Energy, Inc. (a)	45,585	5,477,038
First Solar, Inc. (a)	35,714	5,771,025
Intel Corp.	1,400,082	49,772,915
KLA Corp.	45,707	20,963,973
Lam Research Corp.	44,562	27,930,125
Microchip Technology, Inc.	181,975	14,203,149
Micron Technology, Inc.	366,168	24,910,409
Monolithic Power Systems, Inc.	15,973	7,379,526
NVIDIA Corp.	825,741	359,189,078
NXP Semiconductors NV	86,185	17,230,105
ON Semiconductor Corp. (a)	144,264	13,409,339
Qorvo, Inc. (a)	32,732	3,124,924
Qualcomm, Inc.	373,088	41,435,153
Skyworks Solutions, Inc.	53,286	5,253,467
SolarEdge Technologies, Inc. (a)	18,908	2,448,775
Teradyne, Inc.	51,488	5,172,484
Texas Instruments, Inc.	303,540	48,265,895
		890,281,500
Software - 10.0%
Adobe, Inc. (a)	152,378	77,697,542
ANSYS, Inc. (a)	29,015	8,633,413
Autodesk, Inc. (a)	71,450	14,783,720
Cadence Design Systems, Inc. (a)	90,862	21,288,967
Fair Isaac Corp. (a)	8,310	7,217,484
Fortinet, Inc. (a)	217,912	12,787,076
Gen Digital, Inc.	188,117	3,325,909
Intuit, Inc.	93,626	47,837,268
Microsoft Corp.	2,483,830	784,269,323
Oracle Corp.	526,291	55,744,743
Palo Alto Networks, Inc. (a)	102,250	23,971,490
PTC, Inc. (a)	39,727	5,628,521
Roper Technologies, Inc.	35,674	17,276,205
Salesforce, Inc. (a)	325,616	66,028,412
ServiceNow, Inc. (a)	68,199	38,120,513
Synopsys, Inc. (a)	50,868	23,346,886
Tyler Technologies, Inc. (a)	14,067	5,431,831
		1,213,389,303
Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.	4,913,050	841,163,278
Hewlett Packard Enterprise Co.	431,765	7,499,758
HP, Inc.	290,059	7,454,516
NetApp, Inc.	70,477	5,347,795
Seagate Technology Holdings PLC	64,480	4,252,456
Western Digital Corp. (a)	106,957	4,880,448
		870,598,251
TOTAL INFORMATION TECHNOLOGY		3,299,588,900
MATERIALS - 2.4%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	74,266	21,046,984
Albemarle Corp.	39,230	6,670,669
Celanese Corp. Class A	33,459	4,199,774
CF Industries Holdings, Inc.	64,504	5,530,573
Corteva, Inc.	237,280	12,139,245
Dow, Inc.	235,044	12,118,869
DuPont de Nemours, Inc.	153,468	11,447,178
Eastman Chemical Co.	39,634	3,040,720
Ecolab, Inc.	84,807	14,366,306
FMC Corp.	41,700	2,792,649
International Flavors & Fragrances, Inc.	85,333	5,817,151
Linde PLC	163,124	60,739,221
LyondellBasell Industries NV Class A	85,621	8,108,309
PPG Industries, Inc.	78,734	10,219,673
Sherwin-Williams Co.	79,090	20,171,905
The Mosaic Co.	111,084	3,954,590
		202,363,816
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	20,662	8,481,338
Vulcan Materials Co.	44,418	8,973,324
		17,454,662
Containers & Packaging - 0.2%
Amcor PLC	491,915	4,505,941
Avery Dennison Corp.	26,940	4,921,130
Ball Corp.	105,327	5,243,178
International Paper Co. (b)	115,670	4,102,815
Packaging Corp. of America	30,059	4,615,559
Sealed Air Corp.	48,269	1,586,119
WestRock Co.	85,676	3,067,201
		28,041,943
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	479,276	17,872,202
Newmont Corp.	265,685	9,817,061
Nucor Corp. (b)	83,150	13,000,503
Steel Dynamics, Inc.	52,054	5,581,230
		46,270,996
TOTAL MATERIALS		294,131,417
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Alexandria Real Estate Equities, Inc.	52,060	5,211,206
American Tower Corp.	155,840	25,627,888
AvalonBay Communities, Inc.	47,477	8,153,700
Boston Properties, Inc.	48,246	2,869,672
Camden Property Trust (SBI)	35,694	3,375,939
Crown Castle International Corp.	144,982	13,342,693
Digital Realty Trust, Inc.	101,198	12,246,982
Equinix, Inc.	31,280	22,717,413
Equity Residential (SBI)	115,309	6,769,791
Essex Property Trust, Inc.	21,457	4,550,815
Extra Space Storage, Inc.	70,632	8,587,439
Federal Realty Investment Trust (SBI)	24,528	2,222,973
Healthpeak Properties, Inc.	182,885	3,357,769
Host Hotels & Resorts, Inc.	237,895	3,822,973
Invitation Homes, Inc.	192,307	6,094,209
Iron Mountain, Inc.	97,568	5,800,418
Kimco Realty Corp.	207,232	3,645,211
Mid-America Apartment Communities, Inc.	39,006	5,018,122
Prologis (REIT), Inc.	308,854	34,656,507
Public Storage	52,903	13,940,999
Realty Income Corp.	236,953	11,833,433
Regency Centers Corp.	54,933	3,265,218
SBA Communications Corp. Class A	36,233	7,252,760
Simon Property Group, Inc.	109,383	11,816,645
UDR, Inc.	101,336	3,614,655
Ventas, Inc.	134,518	5,667,243
VICI Properties, Inc.	338,797	9,858,993
Welltower, Inc.	173,415	14,206,157
Weyerhaeuser Co.	244,295	7,490,085
		267,017,908
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	103,581	7,650,493
CoStar Group, Inc. (a)	136,510	10,496,254
		18,146,747
TOTAL REAL ESTATE		285,164,655
UTILITIES - 2.4%
Electric Utilities - 1.6%
Alliant Energy Corp.	84,486	4,093,347
American Electric Power Co., Inc.	172,227	12,954,915
Constellation Energy Corp.	107,511	11,727,300
Duke Energy Corp.	257,654	22,740,542
Edison International	128,137	8,109,791
Entergy Corp.	70,691	6,538,918
Evergy, Inc.	76,791	3,893,304
Eversource Energy	116,702	6,786,221
Exelon Corp.	332,710	12,573,111
FirstEnergy Corp.	172,512	5,896,460
NextEra Energy, Inc.	676,544	38,759,206
NRG Energy, Inc.	76,596	2,950,478
PG&E Corp. (a)	699,119	11,276,789
Pinnacle West Capital Corp.	37,881	2,791,072
PPL Corp.	246,415	5,805,537
Southern Co.	364,579	23,595,553
Xcel Energy, Inc.	184,382	10,550,338
		191,042,882
Gas Utilities - 0.0%
Atmos Energy Corp.	49,632	5,257,518
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	223,862	3,402,702
Multi-Utilities - 0.7%
Ameren Corp.	87,839	6,572,992
CenterPoint Energy, Inc.	211,010	5,665,619
CMS Energy Corp.	97,527	5,179,659
Consolidated Edison, Inc.	115,311	9,862,550
Dominion Energy, Inc.	279,740	12,495,986
DTE Energy Co.	68,926	6,842,973
NiSource, Inc.	138,154	3,409,641
Public Service Enterprise Group, Inc.	166,857	9,495,832
Sempra	210,382	14,312,287
WEC Energy Group, Inc.	105,452	8,494,159
		82,331,698
Water Utilities - 0.1%
American Water Works Co., Inc.	65,079	8,058,733
TOTAL UTILITIES		290,093,533
TOTAL COMMON STOCKS (Cost $4,167,283,887)		12,014,203,831

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (d) (Cost $4,894,070)	5,000,000	4,894,587

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	47,690,793	47,700,331
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	54,531,105	54,536,559
TOTAL MONEY MARKET FUNDS (Cost $102,234,573)		102,236,890

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $4,274,412,530)	12,121,335,308
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(46,093,786)
NET ASSETS - 100.0%	12,075,241,522

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	275	Dec 2023	59,475,625	(2,336,716)	(2,336,716)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,300,910.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	95,552,594	1,142,053,286	1,189,905,549	2,780,280	-	-	47,700,331	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	285,873,734	1,304,824,904	1,536,162,079	246,860	-	-	54,536,559	0.2%
Total	381,426,328	2,446,878,190	2,726,067,628	3,027,140	-	-	102,236,890

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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